Lease Incentives (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Lease Incentives
The following table represents the details of the Company’s lease incentives balance as of December 31, 2016 and 2015.

	2016 $	2015 $
Lease incentives	13,939	11,177
Other lease liabilities	—	142
	13,939	11,319
Less: current portion	1,311	822
Long term portion	12,628	10,497